Financial Risks Management (Tables)	6 Months Ended
Jun. 30, 2023
Foreign exchange rates [abstract]
Summary of Sensitivity of Cash and Cash Equivalents and Expenses to Variation of Ten Percent of the US Dollars Against the Euro
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro as of and for the periods stated below.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2022/12/31	2023/06/30
Cash and cash equivalents denominated in US dollars	34,192	25,853
Equivalent in euros, on the basis of the exchange rate described below	32,057	23,793
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	35,619	26,436
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	29,143	21,630

Sensitivity of the Group's expenses to a variation of +/- 10%	Half-year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2022/06/30	2023/06/30
Expenses denominated in US dollars	7,562	9,045
Equivalent in euros, on the basis of the exchange rate described below	7,280	8,324
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	8,089	9,249
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	6,618	7,567

Sensitivity Of Cash And Cash Equivalents And Expenses To Variation Of Ten Percent Of The CHF Against The Euro Explanatory

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2022/12/31	2023/06/30
Cash and cash equivalents denominated in CH franc	2,321	453
Equivalent in euros, on the basis of the exchange rate described below	2,357	463
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	2,618	514
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	2,142	421

Sensitivity of the Group's expenses to a variation of +/- 10%	Half-year ended
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2022/06/30	2023/06/30
Expenses denominated in CH franc	N/A	3,045
Equivalent in euros, on the basis of the exchange rate described below	N/A	3,111
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	3,457
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	2,828

Summary of Cash, Cash Equivalents and Financial Assets

Cash, cash equivalents and financial assets	As of
(in € thousands)	2022/12/31	2023/06/30
At origin, denominated in EUR
Cash and cash equivalents	101,536	87,547
Current and non current financial assets	9,456	4,958
Total	110,993	92,504

At origin, denominated in USD
Cash and cash equivalents	32,057	23,793
Current and non current financial assets	7	15
Total	32,064	23,808

At origin, denominated in CHF
Cash and cash equivalents	2,358	463
Current and non current financial assets	—	13
Total	2,358	476

Total, in EUR
Cash and cash equivalents	136,001	111,826
Current and non current financial assets	9,464	4,986
Total	145,464	116,812